Other receivables, prepayments and deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other receivables, prepayments and deposits
Dividend receivables (Note 23)	$ 46,387
Value-added tax receivables	16,616	$ 14,957
Prepayments	14,128	7,038
Deposits	1,255	905
Amounts due from related parties (Note 24(ii))	1,149	1,142
Leasehold land deposit (Note 12)		930
Others	1,506	2,956
Total	81,041	27,928
Allowance for credit losses of other receivables, prepayments and deposits	$ 0	$ 0